OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
OTHER LONG TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

(in thousands of $)	2017	2016
Unamortized sellers' credit	3,958	6,124
Obligations under capital leases - long-term portion	230,576	118,754
Other items	4	4
	234,538	124,882

The unamortized seller's credit is in respect of the five offshore support vessels on long-term bareboat charters to the Solstad Charterer, a wholly owned subsidiary of Deep Sea Supply AS, which in turn is a wholly owned subsidiary of Solship (formerly Deep Sea). Solship is a wholly owned subsidiary of Solstad Farstad, following the June 2017 merger of Solstad Offshore ASA, Farstad Shipping ASA and Deep Sea. Between 2007 and 2008, the Company acquired six offshore support vessels from subsidiaries of then Deep Sea, which were chartered back to the subsidiaries under bareboat charter agreements. As part of the purchase consideration, the Company received seller's credits totaling $37.0 million which are being recognized as additional bareboat revenues over the period of the charters. One of the vessels was sold in February 2016.

In October 2015, the Company entered into agreements to charter in two newbuilding container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The first vessel was delivered in December 2016 and the second vessel was delivered in March 2017. Both vessels are accounted for as direct financing lease assets. The Company's future minimum lease obligations under the non-cancellable capital leases are as follows:

Year ending December 31,	(in thousands of $)
2018	26,289
2019	25,054
2020	25,122
2021	25,054
2022	25,054
Thereafter	281,850
Total lease obligations	408,423
Less: imputed interest payable	(168,816)
Present value of obligations under capital leases	239,607
Less: current portion	(9,031)
Obligations under capital leases - long-term portion	230,576

Interest incurred on capital leases was $16.0 million (2016: $0.2 million, 2015: $nil)